Other non-current liabilities and employee future benefits - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Upward adjustments / increase in provision	$ 449,000
Effect of movements in exchange rates	24,000	$ 12,000
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0
Number of plans | plan	2
Other current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Estimated future cash flows discounted percentage	3.17%	3.41%
Upward adjustments / increase in provision		$ 0
New additions to provision	$ 43,000	44,000
Effect of movements in exchange rates	40,000	(117,000)
Undiscounted amount of the estimated cash flows	2,337,000	1,805,000
Net defined benefit pension plan liability
Disclosure of net defined benefit liability (asset) [line items]
Settlements	$ 0	0
Net defined benefit pension plan liability | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of liabilities settled	1
Settlements	$ (7,326,000)	$ 0
Actuarial assumption of medical cost trend rates
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%